Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Less: Current portion of decommissioning liability	$ (6.5)	$ (12.6)
Provision for decommissioning, restoration and rehabilitation cost
Reconciliation of changes in other provisions [abstract]
Beginning balance	136.8	116.6
Liability assumed on acquisition	18.0	1.8
Reclamation expenditures	(10.6)	(0.3)
Accretion expense	8.9	6.8
Revisions to expected discounted cash flows1	2.8	11.9
Foreign exchange revaluation	(4.3)
Ending balance	151.6	$ 136.8
Less: Current portion of decommissioning liability	(6.5)
Non-current portion December 31, 2024	$ 145.1